Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of stock-based compensation
The following table summarizes our share-based compensation expense:

	Year ended December 31,
	2014	2013	2012
	in millions
Liberty Global shares:
Performance-based incentive awards (a)	$129.9	$58.6	$33.0
Other share-based incentive awards	99.7	182.9	46.0
Total Liberty Global shares (b)	229.6	241.5	79.0
Telenet share-based incentive awards (c)	14.6	56.5	31.2
Other	13.0	4.5	2.2
Total	$257.2	$302.5	$112.4
Included in:
Continuing operations:
Operating expense	$7.6	$12.1	$8.5
SG&A expense	249.6	288.6	101.6
Total - continuing operations	257.2	300.7	110.1
Discontinued operations (d)	—	1.8	2.3
Total	$257.2	$302.5	$112.4
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(a)
Includes share-based compensation expense related to (i) Liberty Global PSUs for all periods presented, (ii) a challenge performance award plan issued on June 24, 2013 for certain executive officers and key employees (the Challenge Performance Awards) and (iii) for 2014, the Performance Grant Units (PGUs), as described below. The Challenge Performance Awards include performance-based share appreciation rights (PSARs) and PSUs.

(b)
In connection with the Virgin Media Acquisition, we issued Liberty Global share-based incentive awards (Virgin Media Replacement Awards) to employees and former directors of Virgin Media in exchange for corresponding Virgin Media awards. Virgin Media recorded share-based compensation expense of $55.8 million during 2014, including compensation expense related to the Virgin Media Replacement Awards and new awards that were granted after the Virgin Media Replacement Awards were issued. During 2013, Virgin Media recorded share-based compensation expense of $134.3 million, primarily related to the Virgin Media Replacement Awards, including $80.1 million that was charged to expense in recognition of the Virgin Media Replacement Awards that were fully vested on June 7, 2013 or for which vesting was accelerated pursuant to the terms of the Virgin Media Merger Agreement on or prior to December 31, 2013.

(c)
Represents the share-based compensation expense associated with Telenet’s share-based incentive awards, including (i) warrants and employee stock options with 1,082,322 awards outstanding as of December 31, 2014 at a weighted average exercise price of €27.17 ($32.88), (ii) an employee share purchase plan, (iii) performance-based specific stock option plans for the Chief Executive Officer with 565,000 awards outstanding as of December 31, 2014 at a weighted average exercise price of €37.43 ($45.29) and (iv) performance-based stock options with 87,529 awards outstanding as of December 31, 2014. During 2013 and 2012, Telenet modified the terms of certain of its share-based incentive plans to provide for anti-dilution adjustments in connection with its shareholder returns. In connection with these anti-dilution adjustments, Telenet recognized share-based compensation expense of $32.7 million and $12.6 million, respectively, and continues to recognize additional share-based compensation expense as the underlying options vest. In addition, during 2013, Telenet recognized expense of $6.2 million related to the accelerated vesting of certain options.

(d)	Amounts relate to the share-based compensation expense associated with the Liberty Global share-based incentive awards held by certain employees of the Chellomedia Disposal Group.

Summary of stock compensation not recognized
The following table provides certain information related to share-based compensation not yet recognized for share-based incentive awards related to Liberty Global ordinary shares as of December 31, 2014:

	Liberty Global ordinary shares (a)	Liberty Global performance- based awards (b)

Total compensation expense not yet recognized (in millions)	$132.7	$162.5
Weighted average period remaining for expense recognition (in years)	2.6	1.3
_______________

(a)
Amounts relate to awards granted or assumed by Liberty Global under (i) the Liberty Global 2014 Incentive Plan, (ii) the Liberty Global 2014 Nonemployee Director Incentive Plan, (iii) the Liberty Global, Inc. 2005 Incentive Plan (as amended and restated effective June 7, 2013) (the Liberty Global 2005 Incentive Plan), (iv) the Liberty Global, Inc. 2005 Nonemployee Director Incentive Plan (as amended and restated effective June 7, 2013) (the Liberty Global 2005 Director Incentive Plan) and (v) certain other incentive plans of Virgin Media, including Virgin Media’s 2010 stock incentive plan (the VM Incentive Plan). All new awards are granted under the Liberty Global 2014 Incentive Plan or the Liberty Global 2014 Nonemployee Director Incentive Plan. The Liberty Global 2014 Incentive Plan, the Liberty Global 2014 Nonemployee Director Incentive Plan, the Liberty Global 2005 Incentive Plan, the Liberty Global 2005 Director Incentive Plan and the VM Incentive Plan are described below.

(b)	Amounts relate to (i) the Challenge Performance Awards, (ii) PSUs and (iii) the PGUs, as defined and described below.

Stock compensation assumptions
The following table summarizes certain information related to the incentive awards granted and exercised with respect to Liberty Global ordinary shares:

	Year ended December 31,
	2014	2013	2012
Assumptions used to estimate fair value of options, SARs and PSARs granted:
Risk-free interest rate	0.81 - 1.77%	0.36 - 1.27%	0.37 - 1.68%
Expected life (a)	3.1 - 5.1 years	3.2 - 7.1 years	3.3 - 7.9 years
Expected volatility (a)	25.1 - 28.7%	26.5 - 35.8%	28.0 - 40.4%
Expected dividend yield	none	none	none
Weighted average grant-date fair value per share of awards granted:
Options	$11.40	$11.09	$10.00
SARs	$8.93	$8.36	$7.18
PSARs	$8.15	$8.31	$—
RSUs	$40.68	$35.74	$24.57
PSUs and PGUs	$42.47	$34.94	$25.09
Total intrinsic value of awards exercised (in millions):
Options	$126.6	$175.0	$43.9
SARs	$48.7	$73.2	$52.0
PSARs	$0.4	$—	$—
Cash received from exercise of options (in millions)	$54.8	$81.0	$25.6
Income tax benefit related to share-based compensation (in millions)	$54.6	$48.0	$16.1

_______________

(a)
The 2013 ranges shown for these assumptions exclude the awards for certain former employees of Virgin Media who were expected to exercise their awards immediately or soon after the Virgin Media Acquisition. For these awards, the assumptions used for expected life and volatility were essentially nil.

Options [Member] | Class A Ordinary Shares [Member]
Stock options activity
The following tables summarize the share-based award activity during 2014 with respect to Liberty Global ordinary shares:

Options — Class A ordinary shares	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	2,708,445	$16.12
Granted	78,677	$42.54
Cancelled	(51,826)	$22.49
Exercised	(1,009,037)	$14.61
Outstanding at December 31, 2014	1,726,259	$18.01	5.4	$55.6
Exercisable at December 31, 2014	1,125,619	$13.84	4.5	$40.9

Options [Member] | Class C Ordinary Shares [Member]
Stock options activity

Options — Class C ordinary shares	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	7,031,369	$14.95
Granted	157,346	$40.86
Cancelled	(128,419)	$21.13
Exercised	(3,114,104)	$12.54
Outstanding at December 31, 2014	3,946,192	$17.67	5.7	$120.9
Exercisable at December 31, 2014	2,452,721	$13.72	4.8	$84.8

SARs [Member] | Class A Ordinary Shares [Member]
Stock options activity

SARs — Class A ordinary shares	Number of shares	Weighted average base price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	4,168,758	$24.78
Granted	2,192,672	$40.90
Forfeited	(203,409)	$32.22
Exercised	(550,033)	$21.97
Outstanding at December 31, 2014	5,607,988	$31.07	4.8	$107.3
Exercisable at December 31, 2014	2,527,237	$23.25	3.6	$68.1

SARs [Member] | Class C Ordinary Shares [Member]
Stock options activity

SARs — Class C ordinary shares	Number of shares	Weighted average base price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	12,437,530	$23.87
Granted	4,408,368	$39.07
Forfeited	(566,688)	$22.52
Exercised	(1,590,165)	$20.92
Outstanding at December 31, 2014	14,689,045	$28.49	4.5	$291.2
Exercisable at December 31, 2014	7,308,864	$21.95	3.5	$192.7

PSARs [Member] | Class A Ordinary Shares [Member]
Stock options activity

PSARs — Class A ordinary shares	Number of shares	Weighted average base price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	2,817,498	$35.07
Granted	10,000	$43.58
Forfeited	(29,376)	$35.03
Exercised	(9,373)	$35.03
Outstanding at December 31, 2014	2,788,749	$35.10	5.5	$42.1
Exercisable at December 31, 2014	7,499	$35.03	1.8	$0.1

PSARs [Member] | Class C Ordinary Shares [Member]
Stock options activity

PSARs — Class C ordinary shares	Number of shares	Weighted average base price	Weighted average remaining contractual term	Aggregate intrinsic value
			in years	in millions
Outstanding at January 1, 2014	8,452,494	$33.44
Granted	30,000	$43.03
Forfeited	(88,127)	$33.41
Exercised	(28,119)	$33.41
Outstanding at December 31, 2014	8,366,248	$33.48	5.5	$124.1
Exercisable at December 31, 2014	22,498	$33.41	1.8	$0.3

RSUs [Member] | Class A Ordinary Shares [Member]
Other-than-options activity

RSUs — Class A ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	725,676	$35.48
Granted	226,069	$41.77
Forfeited	(44,428)	$33.32
Released from restrictions	(342,047)	$35.07
Outstanding at December 31, 2014	565,270	$38.27	4.6

RSUs [Member] | Class C Ordinary Shares [Member]
Other-than-options activity

RSUs — Class C ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	1,944,468	$32.79
Granted	460,866	$40.14
Forfeited	(122,418)	$30.93
Released from restrictions	(895,913)	$32.36
Outstanding at December 31, 2014	1,387,003	$35.59	4.5

PSUs and PGUs [Member] | Class A Ordinary Shares [Member]
Other-than-options activity

PSUs and PGUs — Class A ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	924,648	$32.05
Granted	1,518,276	$42.74
Performance adjustment (a)	(138,668)	$26.17
Forfeited	(40,627)	$35.77
Released from restrictions	(273,936)	$26.24
Outstanding at December 31, 2014	1,989,693	$41.34	1.8

PGUs [Member] | Class A Ordinary Shares [Member]
Other-than-options activity

PGUs — Class B ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	—	$—
Granted	1,000,000	$44.55
Outstanding at December 31, 2014	1,000,000	$44.55	2.2

PSUs [Member] | Class C Ordinary Shares [Member]
Other-than-options activity

PSUs — Class C ordinary shares	Number of shares	Weighted average grant-date fair value per share	Weighted average remaining contractual term
			in years
Outstanding at January 1, 2014	2,744,452	$29.99
Granted	1,048,614	$39.83
Performance adjustment (a)	(416,004)	$24.73
Forfeited	(112,487)	$33.15
Released from restrictions	(821,808)	$24.79
Outstanding at December 31, 2014	2,442,767	$36.71	1.3

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(a)
Represents the reduction in PSUs associated with the first quarter 2014 determination that 66.3% of the PSUs that were granted in 2012 (the 2012 PSUs) had been earned. As of December 31, 2014, all of the earned 2012 PSUs have been released from restrictions.